March 23, 2018	Adam Schlichtmann T +1 617 951 7114 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (File Nos. 005-81261, 811-21477)
(the “Registrant”) Filing Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Registrant pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the following materials for use in connection with a meeting of shareholders of the Registrant (the “Meeting”): (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card. The Meeting is being called for the purposes described in the enclosed notice of meeting.

Definitive versions of the proxy materials are expected to be made available to shareholders beginning on or about April 3, 2018.

Please direct any questions or comments concerning this filing to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam Schlichtmann, Esq.

Adam Schlichtmann, Esq.